Nov. 01, 2015

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Advantage Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 18, 2016

to the Prospectus, Summary Prospectus and Statement of Additional Information

dated November 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME AND

INVESTMENT STRATEGIES AND INVESTMENT POLICY

Notice of Changes to Fund Name, Benchmark and Investment Strategies. The Board of Trustees of JPMorgan Trust I has approved changing the name, strategies and benchmark of the JPMorgan Intrepid Advantage Fund (the “Fund”). These changes will become effective on or about November 1, 2016 (the “Effective Date”).

Name Change and Removal of the 80% Policy. On the Effective Date, the Fund’s name will change to the “JPMorgan Intrepid Sustainable Leaders Fund.” Currently, the Fund has the following non-fundamental policy (the “Current 80% Policy”):

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments across all market capitalizations.

As a result of the name change, the Current 80% Policy will be eliminated on the Effective Date.

Change in Primary Benchmark. On the Effective Date, the primary benchmark of the Fund will change from the Russell 3000 Index to the S&P 500 Index to more closely align with its amended investment strategies.

Changes to Investment Strategies. On the Effective Date, it is anticipated that the “What are the Fund’s main investment strategies?” section of each prospectus will hereby be replaced by the following:

The Fund seeks to mainly invest in companies that the adviser considers sustainable leaders. Sustainable leaders are defined by the Fund as companies that generally approach environmental, social and corporate governance (ESG) issues in a thoughtful manner while also having attractive value, quality and momentum characteristics. The Fund seeks to invest in those sustainable leaders that, on a combined basis, appear attractive based on all of these characteristics.

The Fund defines ESG characteristics as follows:

•
Environmental — companies that actively strive to reduce the negative impact of their business operations on the environment. In this context, the adviser analyzes factors such as the company’s likely impact on climate change, natural resource use, pollution and the use of clean technology

•
Social — companies that consider the social impact of their business internally and externally. In this context, the adviser reviews considerations such as worker safety, product safety and integrity, healthier products, impact on the community and human rights

•
Governance — companies that embrace corporate governance principles. In reviewing governance characteristics, the adviser considers issues such as board accountability and diversity, shareholder rights, executive compensation, business ethics and government and public policy

The Fund defines value, quality and momentum characteristics as follows:

•	Value — attractive valuations to identify underappreciated stocks

•	Quality — companies with conservative management teams and high quality earnings

•	Momentum — companies which have improving business fundamentals and which the market views positively

The Fund primarily invests in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure while maintaining a cash balance for liquidity.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process. With respect to the Fund, the adviser utilizes the behavioral finance principles which identify companies with attractive value, quality and momentum characteristics in conjunction with its consideration of ESG characteristics.

In choosing securities to purchase, the adviser evaluates and internally ranks companies across industries on the ESG characteristics, as well as the value, quality and momentum characteristics. The Fund’s strategy seeks to invest in companies that it considers sustainable leaders and that, on a combined basis, are attractive based on ESG and value, quality and momentum characteristics. The strategy will also seek to avoid those companies that rank the worst based on each of the ESG criteria individually. Companies are compared against other companies in the same group of industries, and the weightings on particular ESG and value, quality and momentum characteristics vary by sector.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

On the Effective Date, a new prospectus will replace the existing prospectus for the Fund. Please note that the new prospectus reflecting the changes for the Fund is not yet effective, and the information in this supplement may be changed at any time prior to the Effective Date.

Addition to The Fund’s Main Investment Risks

The following new investment risk will be added on the Effective Date:

Sustainability (ESG) Strategy Risk. The Fund’s ESG strategies could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG policy may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG policy do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.

Changes to Investment Advisory Fee. On the Effective Date, the investment advisory fee will be reduced from 0.65% to 0.50% for the Fund.

Changes to Expense Limitation Agreement. On the Effective Date, the expense cap for the Fund will be reduced by 0.10% to 1.05%, 1.55% and 0.80% for Class A, Class C and Select Class Shares, respectively.

Therefore, on the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus will be replaced with the following table.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.50%	0.50%	0.50%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.05	1.06	1.00
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.80	0.81	0.75

Total Annual Fund Operating Expenses	1.80	2.31	1.50
Fee Waivers and Expense Reimbursements[1]	(0.75)	(0.76)	(0.70)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.05	1.55	0.80

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55% and 0.80%, respectively, of their average daily net assets. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Tax Consequences to the Fund. The Fund will sell some of its current assets in connection with the changes in the Fund’s investment strategy. Gains, if any, recognized by the Fund as a result of such sales will be distributed to shareholders as taxable dividends. Therefore, the changes described above may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE